Subsequent Events (Details)		1 Months Ended		6 Months Ended
	Jul. 04, 2021 USD ($) shares	Aug. 26, 2021	Sep. 19, 2020 ₪ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)
Subsequent Events (Details) [Line Items]
General and administrative expense	$ 215,000			$ 2,588,000	$ 1,495,000
Acquisition date fair value	9,508,000
Acquisition year				1 year
Acquired technologies description				The estimated useful life of the acquired technologies is 10 years, and the customer relations is between 2 to 8 years.
Issued ordinary shares				$ 4,062,045
Estimated fair value				$ 5,808,000
Price per share (in Dollars per share) | $ / shares				$ 1.43
Ordinary shares (in Shares) | shares			483,750
Aggregate grant shares (in Shares) | shares			483,750
Options purchase shares (in Shares) | shares			483,750
Granted exercise price per share (in New Shekels per share) | ₪ / shares			₪ 6
Vesting schedule years			3 years
Expire grant years			10 years
CyberKick’s [Member]
Subsequent Events (Details) [Line Items]
Estimated fair value				$ 3,000,000
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Initial paid amount	9,300,000
Cash	3,700,000
Equity consideration paid	$ 5,600,000
Issuance ordinary shares (in Shares) | shares	4,062,045
Increased by an additional earn-out payment	$ 3,000,000
Options grant description		the Company’s Board of Directors approved an aggregate grant of 1,657,572 options to purchase 1,657,572 ordinary shares (1,657,572 ADSs), to officers, employees and consultants. The exercise prices of the options granted range from NIS 0 to NIS 4 per share, their vesting schedules range between 6 months to 3 years, and they will expire between 3 to 10 years from the grant date.